Schedule of number of class A common share purchase warrants outstanding (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares
Warrants one [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	8/10/2023
Expiry Date	8/9/2025
Weighted average share price | $ / shares	$ 0.60
Number of warrants, Granted	810,000
Number of warrants outstanding, Beginning balance	810,000
Number of warrants, Issued
Number of warrants, Expired
Number of warrants, Exercised	(810,000)
Number of warrants outstanding, Ending balance		810,000
Warrants two [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	8/10/2023
Expiry Date	8/9/2025
Weighted average share price | $ / shares	$ 0.49
Number of warrants, Granted	48,600
Number of warrants outstanding, Beginning balance	48,600
Number of warrants, Issued
Number of warrants, Expired
Number of warrants, Exercised	(48,600)
Number of warrants outstanding, Ending balance		48,600
Warrants three [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	9/5/2023
Expiry Date	9/4/2025
Weighted average share price | $ / shares	$ 0.59
Number of warrants, Granted	84,545
Number of warrants outstanding, Beginning balance	84,545
Number of warrants, Issued
Number of warrants, Expired
Number of warrants, Exercised	(84,545)
Number of warrants outstanding, Ending balance		84,545
Warrants four [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	10/20/2023
Expiry Date	10/19/2025
Weighted average share price | $ / shares	$ 0.59
Number of warrants, Granted	695,000
Number of warrants outstanding, Beginning balance	650,000
Number of warrants, Issued
Number of warrants, Expired
Number of warrants, Exercised	(650,000)
Number of warrants outstanding, Ending balance		650,000
Warrants five [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	10/20/2023
Expiry Date	10/19/2025
Weighted average share price | $ / shares	$ 0.59
Number of warrants, Granted	41,700
Number of warrants outstanding, Beginning balance	41,700
Number of warrants, Issued
Number of warrants, Expired
Number of warrants, Exercised	(41,700)
Number of warrants outstanding, Ending balance		41,700
Warrants six [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	12/21/2023
Expiry Date	12/20/2025
Weighted average share price | $ / shares	$ 0.60
Number of warrants, Granted	1,650,000
Number of warrants outstanding, Beginning balance	1,600,000
Number of warrants, Issued
Number of warrants, Expired
Number of warrants, Exercised	(1,600,000)
Number of warrants outstanding, Ending balance		1,600,000
Warrants seven [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	12/21/2023
Expiry Date	12/20/2025
Weighted average share price | $ / shares	$ 0.40
Number of warrants, Granted	81,000
Number of warrants outstanding, Beginning balance	78,000
Number of warrants, Issued
Number of warrants, Expired
Number of warrants, Exercised	(78,000)
Number of warrants outstanding, Ending balance		78,000
Warrants eight [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	1/4/2024
Expiry Date	1/3/2026
Weighted average share price | $ / shares	$ 0.60
Number of warrants, Granted	120,000
Number of warrants outstanding, Beginning balance	120,000
Number of warrants, Issued
Number of warrants, Expired
Number of warrants, Exercised	(120,000)
Number of warrants outstanding, Ending balance		120,000
Warrants nine [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	2/20/2025
Expiry Date	2/20/2027
Weighted average share price | $ / shares	$ 1.69
Number of warrants, Granted	18,000
Number of warrants outstanding, Beginning balance
Number of warrants, Issued	18,000
Number of warrants, Expired
Number of warrants, Exercised
Number of warrants outstanding, Ending balance	18,000
Warrants Ten [Member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	2/20/2025
Expiry Date	2/20/2027
Weighted average share price | $ / shares	$ 1.57
Number of warrants, Granted	177,420
Number of warrants outstanding, Beginning balance
Number of warrants, Issued	177,420
Number of warrants, Expired
Number of warrants, Exercised	(177,420)
Number of warrants outstanding, Ending balance
Warrants eleven [Member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	2/20/2025
Expiry Date	2/20/2027
Weighted average share price | $ / shares	$ 1.67
Number of warrants, Granted	122,834
Number of warrants outstanding, Beginning balance
Number of warrants, Issued	122,834
Number of warrants, Expired
Number of warrants, Exercised	(122,834)
Number of warrants outstanding, Ending balance
Warrants twelve [Member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	3/7/2025
Expiry Date	3/7/2027
Weighted average share price | $ / shares	$ 1.68
Number of warrants, Granted	11,872
Number of warrants outstanding, Beginning balance
Number of warrants, Issued	11,872
Number of warrants, Expired
Number of warrants, Exercised
Number of warrants outstanding, Ending balance	11,872
Warrants thirteen [Member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	9/29/2025
Expiry Date	9/29/2027
Weighted average share price | $ / shares	$ 2.18
Number of warrants, Granted	575,046
Number of warrants outstanding, Beginning balance
Number of warrants, Issued	575,046
Number of warrants, Expired
Number of warrants, Exercised
Number of warrants outstanding, Ending balance	575,046
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Granted	4,436,017
Number of warrants outstanding, Beginning balance	3,432,845	7,598,980
Number of warrants, Issued	905,172	120,000
Number of warrants, Expired
Number of warrants, Exercised	(3,733,099)	(4,286,135)
Number of warrants outstanding, Ending balance	604,918	3,432,845